SHARE-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION AND EMPLOYEE SHARE PURCHASE PLAN
2017 Omnibus Plan
On March 7, 2018, pursuant to the 2017 Omnibus Plan, we granted 296,559 PBUs and 230,645 SBUs. Each PBU and SBU granted will be valued based on one share of Fortis common stock traded on the Toronto Stock Exchange, converted to U.S. dollars and settled only in cash. The awards vest on the date specified in a particular grant agreement, provided the service and performance criteria, as applicable, are satisfied. The PBUs and SBUs earn dividend equivalents which are also re-measured consistent with the target award and settled in cash at the end of the vesting period. The granted awards and related dividend equivalents have no shareholder rights.
The aggregate fair value of all tranches of PBUs and SBUs as of March 31, 2018 were $15 million and $16 million, respectively. At March 31, 2018, the total unrecognized compensation cost related to the PBUs and SBUs is $13 million and $13 million, respectively.
Employee Share Purchase Plan
We have an ESPP plan which enables ITC employees to purchase shares of Fortis common stock. Our cost of the plan is based on the value of our contribution, as additional compensation to a participating employee, equal to 10% of an employee’s contribution up to a maximum annual contribution of 1% of an employee’s base pay and an amount equal to 10% of all dividends payable to Fortis on the Fortis shares allocated to an employee’s ESPP account. ITC Holdings implemented the ESPP during the second quarter of 2017. The cost of ITC Holdings’ contribution for the three months ended March 31, 2018 was less than $1 million.

SHARE-BASED COMPENSATION AND EMPLOYEE SHARE PURCHASE PLAN
We recorded share-based compensation in 2017, 2016 and 2015 as follows:

(In millions)	2017 (a)	2016	2015
Operation and maintenance expenses	$1	$2	$2
General and administrative expenses (b)	3	52	11
Amounts capitalized to property, plant and equipment	1	5	5
Total share-based compensation	$5	$59	$18
Total tax benefit recognized in the consolidated statements of operations	$1	$49	$5
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(a)	All amounts for the year ended December 31, 2017 relate to the 2017 Omnibus Plan; see below for further discussion on the 2017 Omnibus Plan.

(b)	Amount for the year ended December 31, 2016 includes the expense recognized due to the accelerated vesting of the share-based awards upon completion of the Merger as described below.
2017 Omnibus Plan
On February 27, 2017, the ITC Holdings board of directors adopted the 2017 Omnibus Plan, which was amended by the ITC Holdings board of directors on July 10, 2017 (as amended, the “2017 Omnibus Plan”). Under the 2017 Omnibus Plan, we may grant long-term incentive awards of PBUs and service-based units ("SBU") to employees, including executive officers, of ITC Holdings and its subsidiaries. Each PBU and SBU granted will be valued based on one share of Fortis common stock traded on the Toronto Stock Exchange, converted to U.S. dollars and settled only in cash. The awards vest on the date specified in a particular grant agreement, provided the service and performance criteria, as applicable, are satisfied.
Performance-Based Units
The PBUs are classified as liability awards based on the cash settlement feature. The PBUs are measured at fair value at the end of each reporting period, which will fluctuate based on the price of Fortis common stock and the level of achievement of the financial performance criteria, including a market condition and a performance condition. The payout may range from 0% - 200% of the target award, depending on actual performance relative to the performance criteria. The PBUs earn dividend equivalents which are also re-measured consistent with the target award and settled in cash at the end of the vesting period. The granted awards and related dividend equivalents have no shareholder rights. PBUs that were granted in 2017 pursuant to the 2017 Omnibus Plan vest on December 31, 2019 provided the service and performance criteria are satisfied and vested awards will be settled during the first quarter of 2020.
The following table shows the changes in PBUs during the year ended December 31, 2017:

Number of
Performance
Based Units
PBUs at December 31, 2016	—
Granted	344,900
Vested	—
Forfeited	(10,514)
PBUs at December 31, 2017	334,386

The aggregate fair value of PBUs as of December 31, 2017 was $6 million. At December 31, 2017, the total unrecognized compensation cost related to the PBUs is $4 million and the weighted average period over which that cost is expected to be recognized is 2 years.
Service-Based Units
The SBUs are classified as liability awards based on the cash settlement feature. The SBUs are measured at fair value at the end of each reporting period, which will fluctuate based on the price of Fortis common stock. The SBUs earn dividend equivalents which are also re-measured based on the price of Fortis common stock and settled in cash at the end of the vesting period. The granted awards and related dividend equivalents have no shareholder rights. SBUs that were granted in 2017 pursuant to the 2017 Omnibus Plan vest on December 31, 2019 provided the service criterion is satisfied and vested awards will be settled during the first quarter of 2020.
The following table shows the changes in SBUs during the year ended December 31, 2017:

Number of
Service
Based Units
SBUs at December 31, 2016	—
Granted	267,118
Vested	(457)
Forfeited	(8,892)
SBUs at December 31, 2017	257,769

The aggregate fair value of SBUs as of December 31, 2017 is $9 million. At December 31, 2017, the total unrecognized compensation cost related to the SBUs is $6 million and the weighted average period over which that cost is expected to be recognized is 2 years.
2015 Long-Term Incentive Plan and Second Amended and Restated 2006 Long-Term Incentive Plan
Under the Merger Agreement, outstanding options to acquire common stock of ITC Holdings vested immediately prior to closing and were converted into the right to receive the difference between the Merger consideration and the exercise price of each option in cash, restricted stock vested immediately prior to closing and was converted into the right to receive the Merger consideration in cash and performance shares vested immediately prior to closing at the higher of target or actual performance through the effective time of the Merger and were converted into the right to receive the Merger consideration in cash. The per share amount of Merger consideration determined in accordance with the Merger Agreement and used for purposes of settling the share-based awards was $45.72. For the year ended December 31, 2016, we recognized approximately $41 million of expense due to the accelerated vesting of the share-based awards that occurred at the completion of the Merger. Refer to Note 2 for additional discussion regarding the Merger. As of December 31, 2017 and December 31, 2016, there were no share-based payment awards outstanding under the plans that were in effect at or before the Merger.
Employee Share Purchase Plan
Effective May 4, 2017, Fortis adopted the ESPP, which enables ITC employees to purchase common shares of Fortis stock. A total of 600,000 shares of Fortis common stock are available for purchase from Fortis’ treasury under the ESPP. The ESPP allows eligible employees to contribute during any investment period between 1% and 10% of their annual base pay, with an employee’s aggregate contribution for the calendar year not to exceed 10% of annual base pay for the year. Employee contributions are made at the beginning of each quarterly investment period in either a lump sum or by means of a loan from ITC Holdings, which is repayable over 52 weeks from payroll deductions (or earlier upon certain events) and secured by a pledge on the related purchased shares. ITC Holdings contributes as additional compensation an amount equal to 10% of an employee’s contribution up to a maximum annual contribution of 1% of an employee’s annual base pay and an amount equal to 10% of all dividends payable by Fortis on the Fortis shares allocated to an employee’s ESPP account. All amounts contributed to the ESPP by employees and ITC Holdings are used to purchase Fortis common shares from Fortis or in the market concurrent with the quarterly dividend payment dates of March 1, June 1, September 1 and December 1. ITC Holdings implemented the ESPP during the second quarter of 2017. The cost of ITC Holdings’ contribution for the year ended December 31, 2017 was less than $1 million.
The ITC Holdings Employee Stock Purchase Plan in place prior to the Merger was a compensatory plan accounted for under the expense recognition provisions of the share-based payment accounting standards. Compensation cost was recorded based on the fair market value of the purchase options at the grant date, which corresponded to the first day of each purchase period, and was recognized over the purchase period. During 2016 and 2015, employees purchased 40,219 and 76,041 shares, respectively, resulting in proceeds from the sale of our common stock of $1 million and $2 million, respectively. The total share-based compensation cost for the Employee Stock Purchase Plan was less than $1 million for each of the years ended December 31, 2016 and 2015.